Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2021
Disclosure of financial instruments [text block] [Abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

NOTE 18 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT:

The Company is exposed to a variety of financial risks, which result from its financing, operating and investing activities. The objective of financial risk management is to contain, where appropriate, exposures in these financial risks to limit any negative impact on the Company’s financial performance and position. The Company’s financial instruments are its cash and other current assets, convertible loan, payables and other payables. The main purpose of these financial instruments is to raise finance for the Company’s operation. The Company actively measures, monitors, and manages its financial risk exposures by various functions pursuant to the segregation of duties and principals. The risks arising from the Company’s financial instruments are mainly credit risk and currency risk. The risk management policies employed by the Company to manage these risks are discussed below.

Credit risk

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the balance sheet date. The Company closely monitors the activities of its counterparties and controls the access to its intellectual property which enables it to ensure the prompt collection. The Company’s main financial assets are cash and cash equivalents as well as other current assets and represent the Company’s maximum exposure to credit risk in connection with its financial assets. Wherever possible and commercially practical, the Company holds cash with major financial institutions in Israel.

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	December 31, 2021	December 31, 2020
Cash and cash equivalents	23,749	496
Other current assets (Restricted deposits)	120	145
Total	23,869	641

Currency risk

Currency risk is the risk that the value of financial instruments will fluctuate due to changes in foreign exchange rates. Currency risk arises when future commercial transactions and recognized assets and liabilities are denominated in a currency that is not the Company’s functional currency. The Company exposed to foreign exchange risk arising from currency exposure primarily with respect to the USD and to the AUD. The Company’s policy is not to enter into any currency hedging transactions.

The carrying amounts of the Company’s foreign currency denominated monetary liability at the reporting date are as follows:

	December 31, 2021	December 31, 2020
Assets

Cash and cash equivalents	19,391	85

Liabilities
Financial liabilities	3,215	1,492
Total	3,215	1,492
Net	16,176	(1,407)

Sensitivity analysis

A 10% strengthening of the NIS against the following currencies would have increased (decreased) equity and the income statement by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant. For a 10% weakening of the NIS against the relevant currency, there would be an equal and opposite impact on the profit and other equity.

	Year ended December 31, 2021	Year ended December 31, 2020

USD	1,617	(141)
AUD	205	-
Pound	53	-

Liquidity risks:

Liquidity risk is the risk that arises when the maturity of assets and the maturity of liabilities do not match. An unmatched position potentially enhances profitability but can also increase the risk of loss. The Company has procedures to minimize such loss by maintaining sufficient cash and other highly liquid current assets and by having available an adequate amount of committed credit facilities. As of the balance sheet date, the Company has a negative working capital.

The following tables detail the Company’s remaining contractual maturity for its financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Company can be required to pay.

As of December 31, 2021:

	Up to 1 year	Between 1 and 3 years	More than 3 years

Other payables	611	-	-
Lease liabilities	305	537	678
Trade payables	93	-	-
Loan from the IIA	-	7	868
Total	1,009	544	1,546

As of December 31, 2020:

	Up to 1 year	Between 1 and 3 years	More than 3 years

Convertible note	1,273	-	-
Warrants	219	-	-
Lease liabilities	147	92	-
Related party	98	-	-
Trade payables	3	-	-
Loan from the IIA	-	110	568
Total	1,740	202	568